Advances for Vessels under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances For Vessels Under Construction And Acquisitions Under Contract Agreement
			December 31, 2014
Vessel Name	Year of Expected Delivery	Contract Amount	Contract Payments	Capitalized Costs	Total
Zijishan B003	2015	$3,931	3,931	1,535	$5,466
Total		$3,931	3,931	1,535	$5,466

Schedule of Advances for Vessels under Construction and Acquisitions
	Year Ended December 31,
	2015	2014
Balance at beginning of year	$5,466	$1,585
Advances for vessels under construction and related costs	-	2,350
Advances for second hand vessels	-	7,587
Other costs capitalized	1,828	1,730
Vessels delivered	(7,294)	(7,786)
Balance at end of year	$-	$5,466